Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	10-12G
Amendment Flag	false
Entity Registrant Name	SOAFEE, INC.
Entity Central Index Key	0000700815
Entity Tax Identification Number	82-3839102
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3344 Peachtree Road NE
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(713)
Local Phone Number	900-1817
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false